COMMITMENTS AND CONTINGENT LIABILITIES (Covenants and Liens on Assets) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 TAT Technologies Ltd [Member] USD ($)	Dec. 31, 2011 TAT Technologies Ltd [Member] USD ($)	Dec. 31, 2012 TAT Technologies Ltd [Member] Long-term loan Two [Member] USD ($)	Dec. 31, 2011 TAT Technologies Ltd [Member] Long-term loan Two [Member] USD ($)	Dec. 31, 2012 Limco Piedmont Inc [Member] USD ($)	Aug. 20, 2012 Limco Piedmont Inc [Member] USD ($)	Dec. 31, 2011 Limco Piedmont Inc [Member] USD ($)	Dec. 31, 2012 Bental Industries Ltd. [Member] Long-term loan One [Member] USD ($)	Dec. 31, 2012 Bental Industries Ltd. [Member] Long-term loan One [Member] ILS	Dec. 31, 2011 Bental Industries Ltd. [Member] Long-term loan One [Member] USD ($)	Dec. 31, 2011 Bental Industries Ltd. [Member] Long-term loan One [Member] ILS	Dec. 31, 2012 Bental Industries Ltd. [Member] Long-term loan Two [Member] USD ($)	Dec. 31, 2012 Bental Industries Ltd. [Member] Long-term loan Two [Member] ILS	Dec. 31, 2011 Bental Industries Ltd. [Member] Long-term loan Two [Member] USD ($)	Dec. 31, 2011 Bental Industries Ltd. [Member] Long-term loan Two [Member] ILS
Covenants And Liens On Assets [Line Items]
Minimum tangible net worth required by line of credit covenants					$ 51,500	$ 49,500
Actual tangible net worth for the period					51,533		53,879
Maximum leverage ratio required by line of credit covenants					1.0
Actual maximum leverage ratio for the period					0.18		0.25
Minimum net financial assets required by line of credit covenants					10,000
Actual net financial assets for the period					20,667		24,554
Total long-term loans	3,670	4,702	2,477					523
Restricted deposits			350		2,300
Minimum shareholders' equity required by secured bank loan covenants			30,000									6,550	25,000
Minimum shareholders' equity to total assets ratio required by secured bank loan covenants			30.00%									50.00%	50.00%
Actual shareholders' equity for the period	82,233	86,370	82,233	86,370								9,335	34,800	9,300	35,500
Actual shareholders' equity to total assets ratio for the period			76.00%	75.00%								70.00%	70.00%	68.00%	68.00%
Minimum net debt to the operational profit ratio required by the secured bank loan covenants												4	4
Actual net debt to the operational profit ratio for the period														1.1	1.1
The minimum of TAT's holding interest in Bental as required by secured bank loan covenants			70.00%
Maximum EBITDA ratio required by the secured bank loan covenants								3	3
Actual EBITDA ratio for the period								(2.4)	(2.4)	2.1	2.1
Minimum tangible shareholders' equity required under secured bank loan covenants								5,300	20,000
Minimum tangible shareholders' equity to total assets ratio required by secured bank loan covenants								30.00%	30.00%
Actual tangible shareholders' equity for the period								$ 9,335	34,800	$ 9,300	35,500
Actual tangible shareholders' equity to total assets ratio for the period								70.00%	70.00%	69.00%	69.00%